Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Financial Revenues and Expenses

(€’000)	For the year ended December 31,
	2022	2021	2020
Interest finance leases	150	217	260
Interest on overdrafts and other finance costs	33	21	19
Interest on RCAs	14	17	18
Foreign Exchange differences	—	—	136

Finance expenses	198	255	434

Finance income on the net investment in lease	11	26	46
Interest income bank account	1	1	5
Foreign Exchange differences	173	5	—
Other financial income	—	112	166

Finance income	185	144	217

Net Financial result	(13)	(111)	(217)